Prepaid Forward Gold Contract Liability (Tables)	12 Months Ended
Dec. 31, 2021
Forward Gold Sales Contract Liability [Abstract]
Schedule of company is obligated to deliver gold
Months	Gold Ounces per Month	Total Gold Ounces
December 2020	655	655
January 2021 to March 2021	896	2,688
April 2021 to March 2022	911	10,932
April 2022 to March 2023	1,396	16,752
April 2023 to December 2023	1,753	15,777
January 2024	241	241
		47,045

Schedule of related contract expense
Total ounces to be delivered through December 31, 2021	11,542
Contractual payment per ounce in lieu of delivery	$500
Due to PDK in lieu of gold deliveries at December 31, 2021	$5,771,000
Forward gold contract balance associated with 11,542 ounces	(3,336,561)
Forward gold contract expense for the year ended December 31, 2021	$2,434,439

Prepaid forward gold contract liability balance at December 31, 2020	$13,600,000
Forward gold contract balance associated with 11,542 ounces	(3,336,561)
Prepaid forward gold contract liability balance at December 31, 2021	$10,263,439

Schedule of royalties, upside participation and interest payable
	December 31,	December 31,
	2021	2020
Royalties payable	$403,388	$210,802
Royalties withholding payable	23,396	11,095
Upside participation payable	1,550,849	576,360
Subtotal	1,977,633	798,257
Interest payable (incl. in accounts payable and accrued liabilities	120,989	5,600
Total	$2,098,622	$803,857